Private Placement (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Private Placement [Abstract]
Schedule of Derivative Instruments	The Deferred Payment is reflected within the fair value of the PIPE Warrant derivative liabilities under ASC 815, Derivatives and Hedging. All other terms and conditions remained unchanged.
PIPE Warrant Amendment
Cash proceeds	$250
Reduction in PIPE Warrant derivative liability	429
Gain on amendment of PIPE warrant agreement	$679
Upon execution of the FPA Amendment, the Company recognized a loss on amendment to forward purchase contract as set forth below (in thousands):
Loss on Amendment
Reduction of subscription receivable	$15,123
Reduction in forward purchase derivative liability	(14,181)
Shareholder receivable	(500)
Loss on amendment to forward purchase contract	$442

Schedule of Derivative Instruments

Upon execution of the FPA Amendment in December 2023, the Company recognized a loss on amendment to forward purchase contract as set forth below (in thousands):

Loss on Amendment
Reduction of subscription receivable	$15,123
Change in fair value in connection with the amendment of forward purchase contracts	(14,181)
Cash received in connection with the amendments	(500)
Loss on amendment to forward purchase contracts	$442

Upon execution of the 2024 FPA Amendments, the Company recognized a loss on amendment to forward purchase contract as set forth below (in thousands):

Loss on Amendment
Reduction of subscription receivable	$2,764
Reduction in forward purchase derivative liabilities	(1,418)
Cash received in connection with the amendments	(950)
Loss on amendment to forward purchase contracts	$396
The following presents a reconciliation of the subscription receivable and forward purchase derivative liabilities during the three months ended March 31, 2024 (in thousands):
	Subscription Receivables	Forward Purchase Derivative Liabilities
Balance at December 31, 2023	$17,792	$15,804
Amendment of forward purchase contracts	(2,764)	(1,418)
Change in fair value of forward purchase derivative liabilities	—	(535)
Sales and settlement of forward purchase contracts	(4,639)	(3,766)
Ending balance at March 31, 2024	$10,389	$10,085

Schedule of Sales of FPA Shares and Proceeds to the Company

The following table summarizes the sales of FPA Shares and proceeds to the Company as of March 31, 2024 (in thousands):

Sales of FPA Shares
Total sales of FPA Shares	$2,626
Shortfall Sales	(1,753)
Proceeds received from sales of FPA Shares	$873